CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net earnings	$ 264,469	$ 327,449	$ 475,006
Adjustments to reconcile net earnings to cash provided (utilized) by operating activities:
Loss from discontinued operations, net of taxes			5,658
Pension settlement charge			239,896
Depreciation of fixed assets	206,113	211,095	188,700
Amortization of intangibles	19,156	14,818	1,038
(Earnings) loss from equity method investments, net of distributions	2,849	12,180	(1,597)
Gain related to a partial sale of a subsidiary			(68,162)
Gain on sale of property, plant and equipment	(22,746)	(21,604)	(31,272)
Amortization of stock-based awards	40,669	40,086	61,053
Deferred compensation trust	(49,539)	(22,332)	44,298
Deferred compensation obligation	52,615	29,323	(6,854)
Statute expirations and tax settlements		(13,280)	(7,827)
Deferred taxes	100,286	(7,912)	4,675
Net retirement plan accrual (contributions)	(8,846)	(1,756)	(37,805)
Changes in operating assets and liabilities	(11,899)	135,393	303,896
Cash outflows from discontinued operations			(316,195)
Other items	8,844	2,459	(5,376)
Cash provided by operating activities	601,971	705,919	849,132
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of marketable securities	(237,360)	(359,986)	(386,021)
Proceeds from the sales and maturities of marketable securities	216,436	522,094	411,380
Capital expenditures	(283,107)	(235,904)	(240,220)
Proceeds from disposal of property, plant and equipment	96,102	81,162	94,323
Proceeds from sale of buildings			82,082
Proceeds from a partial sale of a subsidiary			45,566
Investments in partnerships and joint ventures	(273,117)	(518,220)	(91,078)
Acquisitions, net of cash acquired		(240,740)
Other items	(3,232)	10,243	17,461
Cash utilized by investing activities	(484,278)	(741,351)	(66,507)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common stock		(9,718)	(509,658)
Dividends paid	(117,995)	(117,995)	(125,204)
Debt and credit facility issuance costs		(3,513)
Borrowings under revolving lines of credit		882,142
Repayment of borrowings under revolving lines of credit	(53,455)	(917,027)
Distributions paid to noncontrolling interests	(47,215)	(57,904)	(58,986)
Capital contributions by noncontrolling interests	6,397	9,072	5,254
Taxes paid on vested restricted stock	(6,186)	(7,007)	(8,400)
Stock options exercised	9,380	3,658	1,780
Other items	(6,428)	(11,362)	(4,591)
Cash utilized by financing activities	(215,502)	(10,350)	(728,230)
Effect of exchange rate changes on cash	51,448	(53,668)	(97,634)
Decrease in cash and cash equivalents	(46,361)	(99,450)	(43,239)
Cash and cash equivalents at beginning of period	1,850,436	1,949,886	1,993,125
Cash and cash equivalents at end of period	$ 1,804,075	1,850,436	1,949,886
1.750% Senior Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of 1.75% Senior Notes		552,958
Convertible debt and notes payable
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of Stork Notes, convertible debt and other borrowings		$ (333,654)	$ (28,425)